March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2045 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 84.7%
iShares Core MSCI Total International Stock ETF	38,257,505	$ 3,314,630,233
iShares Enhanced Roll Yield Index Fund	96,764	1,223,091
iShares FTSE NAREIT All Equity REITs Index Fund	40,246,016	387,166,678
iShares Global Infrastructure ETF(b)	1,143,952	76,644,784
Large Cap Index Master Portfolio	$4,765,519,697	4,765,519,697
Master Small Cap Index Series	$258,194,592	258,194,592
		8,803,379,075
Fixed-Income Funds — 15.4%
iShares 0-5 Year TIPS Bond ETF	59,272	6,130,503
iShares U.S. Intermediate Credit Bond Index Fund	23,470,068	237,282,386
iShares U.S. Intermediate Government Bond Index Fund	39,540,385	393,822,234
iShares U.S. Long Credit Bond Index Fund	38,852,072	345,783,442
iShares U.S. Long Government Bond Index Fund	26,068,165	199,421,465
iShares U.S. Securitized Bond Index Fund	43,633,406	420,189,703
		1,602,629,733

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	1,257,748	$ 1,258,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	17,639,055	17,639,055
		18,897,055
Total Investments — 100.3% (Cost: $6,859,011,141)		10,424,905,863
Liabilities in Excess of Other Assets — (0.3)%		(33,354,653)
Net Assets — 100.0%		$ 10,391,551,210

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,258,659 (a)	$ —	$ (659)	$ —	$ 1,258,000	1,257,748	$ 117 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,597,912	15,041,143 (a)	—	—	—	17,639,055	17,639,055	146,529	—
iShares 0-5 Year TIPS Bond ETF	4,025,156	2,205,606	(151,540)	140	51,141	6,130,503	59,272	—	—
iShares Core MSCI Total International Stock ETF	3,379,302,361	164,447,868	(327,179,487)	62,248,352	35,811,139	3,314,630,233	38,257,505	—	—
iShares Enhanced Roll Yield Index Fund	—	1,088,255	(17,068)	1,064	150,840	1,223,091	96,764	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	435,917,410	7,679,620	(73,900,770)	(2,573,579)	20,043,997	387,166,678	40,246,016	—	—
iShares Global Infrastructure ETF	70,336,968	1,333,812	(1,534,911)	61,242	6,447,673	76,644,784	1,143,952	—	—
iShares U.S. Intermediate Credit Bond Index Fund	233,314,736	11,857,505	(4,844,106)	(23,987)	(3,021,762)	237,282,386	23,470,068	2,661,961	—
iShares U.S. Intermediate Government Bond Index Fund	387,098,567	17,455,040	(7,987,301)	(25,813)	(2,718,259)	393,822,234	39,540,385	3,401,549	—
iShares U.S. Long Credit Bond Index Fund	350,794,844	16,504,116	(13,228,167)	(1,775,079)	(6,512,272)	345,783,442	38,852,072	4,758,413	—
iShares U.S. Long Government Bond Index Fund	198,079,310	9,497,907	(5,633,404)	(648,710)	(1,873,638)	199,421,465	26,068,165	2,231,518	—
iShares U.S. Securitized Bond Index Fund	413,823,352	17,091,363	(8,540,183)	(262,466)	(1,922,363)	420,189,703	43,633,406	3,963,168	—

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Index 2045 Fund

Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 4,935,816,807	$ 103,287,155 (a)(c)	$ —	$ 78,138,593	$ (351,722,858)	$ 4,765,519,697	$4,765,519,697	$ 58,591,381	$ —
Master Small Cap Index Series	262,277,007	—	(3,360,286)(a)(c)	9,882,450	(10,604,579)	258,194,592	$258,194,592	3,355,521	—
				$ 145,021,548	$ (315,870,941)	$ 10,424,905,863		$ 79,110,157	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,779,664,786	$ —	$ —	$ 3,779,664,786
Fixed-Income Funds	1,602,629,733	—	—	1,602,629,733
Money Market Funds	18,897,055	—	—	18,897,055
	$5,401,191,574	$—	$—	5,401,191,574
Investments Valued at NAV(a)				5,023,714,289
				$ 10,424,905,863

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments